Credit Facilities, Long-Term Debt and Lease Liabilities - Senior Notes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Oct. 22, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jul. 20, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate					4.07%			4.509%
Borrowings				$ 3,361			$ 3,212
Long-term debt | Net investment hedges
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 370			$ 370
Senior notes | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate			4.50%	4.50%
Senior notes | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate			6.50%	6.50%
6.65% Senior notes, due May 2018
Disclosure of detailed information about borrowings [line items]
Interest rate	6.65%
Borrowings	$ 500
Redemption of noncurrent borrowings	$ 516	$ 617
Redemption of prepayment premium recognized in net interest expense		5
Accrued and unpaid interest		$ 14